Derivative Instruments - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 14, 2018
Derivative [Line Items]
Settlement value of interest rate swap liability before tax	$ 2.9	$ 2.9		$ 5.3
Receive Variable Pay Fixed Rate | Interest Rate Swap
Derivative [Line Items]
Interest rate swap notional amount						$ 410.0
Derivatives interest rate swap fixed interest rate						2.9065%
Gain (Loss) on Fair Value Hedges Recognized in Earnings	$ 2.9	$ 6.7	$ 9.5	$ 2.7	$ 0.0